Exhibit 99.15

Client Name:	JP Morgan Chase Bank, NA
Client Project Name:	JPMMT - 2019-INV2
Start - End Dates:	7/2017 TO 1/2019
Deal Loan Count:	8

Loan Level Tape Compare Upload
Loans in Report	8

Alt Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
301200707	XXXXXX	Cash Reserves	434560.18	661122.69
301200710	XXXXXX	Cash Reserves	363079.01	488250.78
301153937	XXXXXX	Qualifying DTI (Back)	40.12	34.7257

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